General (Details) - USD ($) $ in Thousands			12 Months Ended
	May 14, 2021	Oct. 08, 2020	Dec. 31, 2021	Mar. 31, 2022
General [Abstract]
Share exchange agreement, description		On October 8, 2020, the Company and its stockholders entered into a Share Exchange Agreement (the “Share Exchange”) with an Israeli pharmaceutical company (“Raphael”), according to which, among other matters, all shareholders of Raphael will sell and convey the entire holdings in Raphael to the Company such that following the Share Exchange, the shareholders of Raphael will hold 90% of the issued and outstanding common stock of the Company, and the existing shareholders of the Company will hold the remaining 10% of the issued and outstanding common stock.
Reverse split, description	On May 14, 2021, the Company’s board of directors and stockholders approved a 1-for-100 reverse split of the Company’s common stock, which was implemented and became effective as of May 14, 2021.
Common stock issued	9,459,253
Issued and outstanding common stock rate	90.00%
Share exchange common stock	1,051,028
Common stock percentage	10.00%
Accumulated deficit			$ 2,668	$ 2,853
Net loss			1,625
Net cash used in operating activities			$ 1,419